Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
2020	$ 923,550
2021	923,550
2022	923,550
2023	923,550
2024	700,625
Thereafter	729,439
Total estimated future amortization expenses	$ 5,124,264	$ 969,339